Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 66,161	410,500	296,688	217,436
Goodwill acquired	216,850	1,345,470	113,812	79,252
Ending Balance	$ 283,011	1,755,970	410,500	296,688